Fees Summary	Jan. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 701,000
Previously Paid Amount	0.00
Total Fee Amount	96.81
Total Offset Amount	0.00
Net Fee	96.81
Narrative - Max Aggregate Offering Price	$ 701,000
Final Prospectus	true